Summary of Significant Accounting Policies - Schedule of Intangible Assets are Amortized using the Straight Line Method (Details)	12 Months Ended
Dec. 31, 2025
Brands [Member]
Schedule of Intangible Assets are Amortized using the Straight Line Method [Line Items]
Intangible assets estimated useful lives	10 years
Customer Relationships [Member]
Schedule of Intangible Assets are Amortized using the Straight Line Method [Line Items]
Intangible assets estimated useful lives	5 years
Distribution agreement [Member]
Schedule of Intangible Assets are Amortized using the Straight Line Method [Line Items]
Intangible assets estimated useful lives enumeration	Shorter of remaining agreement term or estimated useful life